PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Property and equipment, net
Less: accumulated depreciation and amortization	$ 53,309	$ 38,874
Property and equipment, net	105,022	63,644
Depreciation expenses	14,691	8,874	$ 7,112
Medical equipment
Property and equipment, net
Property and equipment, gross	77,095	46,275
Leasehold improvements
Property and equipment, net
Property and equipment, gross	55,242	33,807
Computer equipment and application software
Property and equipment, net
Property and equipment, gross	11,734	7,815
Furniture and fixtures
Property and equipment, net
Property and equipment, gross	8,380	5,329
Motor vehicles
Property and equipment, net
Property and equipment, gross	944	732
Construction in progress
Property and equipment, net
Property and equipment, gross	$ 4,936	$ 8,560